Capitalized Software Development Costs (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Beeline Financial Holdings Inc [Member]
Amortization expense	$ 1,211,973	$ 1,074,109	$ 1,440,135	$ 1,009,718